Leases (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Summary of Right-of-use Assets
9.1
Right-of-use
assets

TCHF	Building	Equipment	Total
Historical cost
January 1, 2021	—	—	—

Business combination	2,548	151	2,699
Disposal	—	(11)	(11)
Foreign exchange difference	(10)	(1)	(11)
December 31, 2021	2,538	139	2,677

Addition	—	549	549
Foreign exchange difference	(9)	(2)	(11)
December 31, 2022	2,529	686	3,215

Accumulated depreciation
January 1, 2021	—	—	—

Depreciation	(147)	(33)	(180)
Foreign exchange difference	—	1	1
December 31, 2021	(147)	(32)	(179)

Depreciation	(292)	(105)	(397)
Foreign exchange difference	3	—	3
December 31, 2022	(436)	(137)	(573)

Carrying amount
at December 31, 2021	2,391	107	2,498
at December 31, 2022	2,093	549	2,642

Summary of Maturity of Lease Liabilities	9.2 Maturity of lease liabilities

TCHF	December 31, 2022	December 31, 2021
< 1 year	444	331
1-5 years	1,455	1,161
> 5 years	777	1,031

Total	2,676	2,523

Summary of Amounts Recognized in Profit or Loss Related to Leases
9.3 Amounts recognized in profit or loss

TCHF	December 31, 2022	December 31, 2021
Lease expense for short-term and low value leases	182	27
Depreciation expense on right-of-use assets (note 27)	392	180
Interest expense on lease liabilities (note 28)	33	17